Organization and Description of Business (Details) - USD ($)				12 Months Ended
	Aug. 01, 2022	Jul. 31, 2022	May 20, 2022	Jul. 31, 2025
Organization and Description of Business [Line Items]
Date of Incorporation				Jan. 05, 2015
Huaya to Mr. Chi [Member]
Organization and Description of Business [Line Items]
Business combination consideration
Delaware Limited Liability Company [Member]
Organization and Description of Business [Line Items]
Owenership interest rate		76.60%
ATIF GP [Member] | Sales Agreement [Member]
Organization and Description of Business [Line Items]
Equity interest	$ 50,000